Consolidated Statements of Operations and Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 957,220	$ 769,539
Cost of sales	671,684	548,723
Depreciation	131,319	119,268
Gross profit	154,217	101,548
General and administrative expenses	56,844	29,855
Loss on disposal of property, plant and equipment	1,659	536
Operating income	95,714	71,157
Equity earnings in affiliates and joint ventures	(25,815)	(37,053)
Interest expense, net	36,948	24,543
Change in fair value of contingent consideration	4,681	0
Gain on derivative financial instruments	(6,063)	(778)
Income before income taxes	85,963	84,445
Current income tax expense	6,841	1,627
Deferred income tax expense	15,981	15,446
Net income	63,141	67,372
Unrealized foreign currency translation loss (gain)	713	(304)
Comprehensive income	$ 62,428	$ 67,676
Per share information
Basic net income per share (in CAD per share)	$ 2.38	$ 2.46
Diluted net income per share (in CAD per share)	$ 2.09	$ 2.15